Capital Management and Risk Policies - Summary of Information On Balance Sheet Items And Their Collateral In Offsets As Well As Loan And Other Credit - Related Commitments (Detail) $ in Thousands	Dec. 31, 2025 ARS ($)
Carrying Amount
Disclosure of maturity analysis for derivative financial liabilities [line items]
Advances	$ 991,035,406
Documents	6,995,472,679
Mortgage Loans	1,077,039,628
Pledge Loans	651,398,112
Personal Loans	2,951,576,717
Credit Card Loans	8,682,943,178
Financial Leases	49,936,071
Other Financial Assets	188,712,246
Other Debt Securities	2,663,650,710
Financial Assets Pledged as Collateral	1,258,893,615
Others	4,803,097,545
Total	30,313,755,907
Loss Allowances
Disclosure of maturity analysis for derivative financial liabilities [line items]
Advances	(35,415,739)
Documents	(18,204,977)
Mortgage Loans	(15,337,268)
Pledge Loans	(14,485,450)
Personal Loans	(763,210,696)
Credit Card Loans	(1,258,335,668)
Financial Leases	(811,107)
Other Financial Assets	(1,026,213)
Other Debt Securities	(10,951,844)
Financial Assets Pledged as Collateral	(52,767)
Others	(128,752,729)
Total	(2,246,584,458)
Net Gross Carrying Amount
Disclosure of maturity analysis for derivative financial liabilities [line items]
Advances	955,619,667
Documents	6,977,267,702
Mortgage Loans	1,061,702,360
Pledge Loans	636,912,662
Personal Loans	2,188,366,021
Credit Card Loans	7,424,607,510
Financial Leases	49,124,964
Other Financial Assets	187,686,033
Other Debt Securities	2,652,698,866
Financial Assets Pledged as Collateral	1,258,840,848
Others	4,674,344,816
Total	28,067,171,449
Collateral´s Fair Value
Disclosure of maturity analysis for derivative financial liabilities [line items]
Advances	0
Documents	0
Mortgage Loans	4,944,761,171
Pledge Loans	3,382,207,287
Personal Loans	0
Credit Card Loans	0
Financial Leases	0
Others	612,445,637
Total	$ 8,939,414,095